Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes, description	The applicable tax rate is 8.25% on assessable profits arising in or derived from Hong Kong up to HKD2,000,000 and 16.5% on any part of assessable profits over HKD2,000,000.
Income tax effects, description	Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Zhejiang Ebang obtained the “high-tech enterprise” tax status in November 2017, which reduced its statutory income tax rate to 15% from November 2017 to November 2020. Zhejiang Ebang further re-applied and obtained the HNTE status in December 2020. Hangzhou Dewang obtained the “high-tech enterprise” tax status in November 2018, which reduced its statutory income tax rate to 15% from November 2018 to November 2021. Hangzhou Dewang further re-applied and obtained the HNTE status in December 2021. In addition, Ebang IT obtained the “high-tech enterprise” tax status in December 2021, which reduced its statutory income tax rate to 15% from December 2021 to December 2023.
Statutory income tax rate	25.00%	25.00%	25.00%